Income Taxes - Schedule of Components of Income Tax Benefit (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 29, 2026	Mar. 30, 2025	Dec. 28, 2025	Dec. 29, 2024
Current income tax expense
Federal
State			278
Total current income tax expense			278
Federal			1,200
State			100
Total deferred income tax expense	$ (608)		1,300
Income tax expense from continuing operations			1,578
Income tax expense as a component of discontinued operations